Finance Lease Receivables (Notes)	12 Months Ended
Dec. 31, 2019
Disclosure of recognised finance lease as assets by lessee [abstract]
Finance Lease Receivables	Finance Lease Receivables
Amounts receivable under the Corporation’s finance leases associated with the Poplar Creek cogeneration facility and in 2018, the Fort Saskatchewan cogeneration facility are as follows:

As at Dec. 31	2019		2018
	Minimum lease receipts	Present value of minimum lease receipts	Minimum lease receipts	Present value of minimum lease receipts
Within one year	20	20	30	29
Second to fifth years inclusive	80	74	80	74
More than five years	120	97	140	112
	220	191	250	215
Less: unearned finance lease income	29	—	35	—
Total finance lease receivables	191	191	215	215

Included in the Consolidated Statements of Financial Position as:
Current portion of finance lease receivables (Note 13)	15		24
Long-term portion of finance lease receivables	176		191
	191		215